Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Taxes
Schedule of reconciliation of computed expected tax expense excluding non-controlling interest to income tax expense (benefit) attributable to continuing operations

	Years ended December 31,
(Thousands of dollars)	2014	2013	2012
Computed “expected” tax expense excluding non-controlling interest	$186,574	$83,190	$128,275
Adjustments to tax expense attributable to:
Foreign tax differences	4,314	1,808	(36,139)
Tax-exempt income	(8,793)	(33,183)	(62)
State income taxes, net of federal benefit	10,021	3,139	658
Federal tax credits	(11,765)	(21,095)	(1,693)
Change in pension deferred tax	(331)	(397)	(1,252)
Domestic manufacturing deduction	(10,667)	(1,488)	(5,643)
Other	(1,554)	476	46
Total income tax expense	$167,799	$32,450	$84,190

Schedule of components of earnings before income taxes

	Years ended December 31,
(Thousands of dollars)	2014	2013	2012
United States	$471,744	$164,285	$178,821
Foreign	61,325	73,401	187,680
Total earnings excluding non-controlling interest	533,069	237,686	366,501
Less: net income attributable to non-controlling interest	(730)	(1,529)	(277)
Total earnings before income taxes	$533,799	$239,215	$366,778

Schedule of components of total income taxes

	Years ended December 31,
(Thousands of dollars)	2014	2013	2012
Current:
Federal	$111,120	$(33,679)	$68,928
Foreign	19,729	28,048	31,149
State and local	11,505	3,093	6,507
Deferred:
Federal	19,953	24,698	(16,818)
Foreign	976	5,575	(935)
State and local	4,516	4,715	(4,641)
Income tax expense	167,799	32,450	84,190
Unrealized changes in other comprehensive income	(26,835)	10,318	(9,197)
Total income taxes	$140,964	$42,768	$74,993

Schedule of components of the net deferred income tax liability

	December 31,
(Thousands of dollars)	2014	2013

Deferred income tax liabilities:
Depreciation	$107,091	$114,519
Domestic partnerships	48,592	29,871
LIFO	42,193	17,212
Cash basis farming adjustment	9,763	9,983
Other	4,391	4,300

	$212,030	$175,885
Deferred income tax assets:
Reserves/accruals	$110,662	$83,408
Deferred earnings of foreign subsidiaries	34,853	24,266
Net operating and capital loss carry-forwards	18,853	17,725
Tax credit carry-forwards	14,760	14,933
Other	3,569	3,535
	182,697	143,867
Valuation allowance	20,558	17,869
Net deferred income tax liability	$49,891	$49,887

Schedule of reconciliation of the beginning and ending amount of unrecognized tax benefits

(Thousands of dollars)	2014	2013

Beginning balance at January 1	$7,301	$5,053
Additions for uncertain tax positions of prior years	454	2,300
Decreases for uncertain tax positions of prior years	(288)	(238)
Additions for uncertain tax positions of current year	44	422
Lapse of statute of limitations	(623)	(236)
Ending balance at December 31	$6,888	$7,301